Shareholder Report, Line Graph (Details) 212602_F-m Accumulator Ultrashort U.S. Treasury Fund_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 10, 2026	Aug. 31, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund
Account Value [Line Items]
Line Graph and Table Measure Name		F/m Accumulator Ultrashort U.S. Treasury Fund
Accumulated Value	$ 10,000	$ 10,075
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 9,977